ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries of the Company (Details)	Dec. 31, 2019
WJ Energy Group Limited ("WJ Energy")
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
PT Green World Nusantara ("GWN")
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
PT Harvel Nusantara Energi ("HNE")
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
PT Cogen Nusantara Energi ("CNE")
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
PT Hutama Wiranusa Energi ("HWE")
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%